19. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

The Company evaluates subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements are available. Subsequent to June 30, 2019, there were the following material transactions that require disclosure:

The Company issued 41,007 shares of common stock and cancelled warrants to purchase 8,993 shares of common stock at $0.25 per share to an investor related to the cashless exercise of warrants.

On July 8, 2019, the Board awarded a stock option grant to a consultant to acquire 100,000 shares each of the Company’s common stock. The grant was valued at $1.40 per share and will expire on July 8, 2024. The grant vests quarterly over four years, with no vesting during the first two quarters.

On July 8, 2019, the Board awarded a stock option grant to a consultant to acquire 15,000 shares each of the Company’s common stock. The grant was valued at $1.40 per share and will expire on July 8, 2024. The grant vests on January 8, 2020.

On July 8, 2019, the Board awarded an employee a stock option grant to acquire 100,000 shares of the Company’s Common stock which vests upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration. The grant was valued at $1.40 per share and expires on July 8, 2024.

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.

On October 31, 2018, the Board awarded stock option grants to two directors to acquire 50,000 shares each of the Company’s common stock. The grants were valued at $3.03 per share and expire on October 31, 2013. The grants vested immediately.

On October 31, 2018, the Board awarded Phillip A. Bosua a stock option grant to acquire 100,000 shares of the Company’s Common stock for each $1,000,000 raised by the Company in revenue generated in a planned Kickstarter campaign. In addition, Mr. Bosua was granted a stock option grant to acquire 1,000,000 shares of the Company’s common which vests upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration. The grants were valued at $3.03 per share and expire on October 31, 2023.

On October 31, 2018, the Board awarded Ronald P Erickson a stock option grant to acquire 1,000,000 shares of the Company’s common which vests upon the Company’s successful listing of its Common Stock on Nasdaq or the New York Stock Exchange (including the NYSE American Market). The grant was valued at $3.03 per share and expires on October 31, 2023.

On November 16, 2018, the Company signed Amendment 1 to Senior Secured Convertible Redeemable Notes dated September 30, 2016, August 14, 2017 and December 12, 2017, extending the due dates of the Notes to February 27, 2019.

On November 21, 2018, the Company’s Board of Directors amended the Company’s Audit, Compensation and Nominating and Corporate Governance Committee Charters. In addition, on November 21, 2018, the Company’s Board of Directors amended the Company’s Code of Ethics Policy.